Condensed Financial Information (Parent Company) (Condensed Statements of Operations) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Income Statements, Captions [Line Items]
Net investment income									$ 19,281	$ 21,153	$ 22,232
Other revenues									1,983	2,030	1,920
Net investment gains (losses)									597	(197)	161
Net derivative gains (losses)									38	1,317	(3,239)
Total revenues	$ 17,044	$ 18,031	$ 16,166	$ 18,710	$ 19,119	$ 18,846	$ 18,266	$ 17,085	69,951	73,316	68,199
Expenses
Other expenses									16,769	17,091	16,602
Total expenses	15,909	15,868	15,053	15,651	17,043	15,894	16,316	15,259	62,481	64,512	64,147
Income (loss) before provision for income tax									7,470	8,804	4,052
Provision for income tax expense (benefit)									2,148	2,465	661
Net income (loss)	834	1,203	1,115	2,158	1,521	2,094	1,366	1,328	5,310	6,309	3,368
Less: Preferred stock dividends	49	6	31	30	31	30	31	30	116	122	122
Preferred stock repurchase premium	0	0	42	0					42	0	0
Net income (loss) available to common shareholders	$ 785	$ 1,197	$ 1,042	$ 2,128	$ 1,490	$ 2,064	$ 1,335	$ 1,298	5,152	6,187	3,246
Comprehensive income (loss)									(568)	11,854	(2,925)
Parent Company
Condensed Income Statements, Captions [Line Items]
Equity in earnings of subsidiaries									5,985	6,907	4,163
Net investment income									170	371	304
Other revenues									124	128	155
Net investment gains (losses)									12	(287)	(80)
Net derivative gains (losses)									(7)	165	(99)
Total revenues									6,284	7,284	4,443
Expenses
Interest expense									1,171	1,151	1,122
Other expenses									180	197	373
Total expenses									1,351	1,348	1,495
Income (loss) before provision for income tax									4,933	5,936	2,948
Provision for income tax expense (benefit)									(377)	(373)	(420)
Net income (loss)									5,310	6,309	3,368
Less: Preferred stock dividends									116	122	122
Net income (loss) available to common shareholders									5,152	6,187	3,246
Comprehensive income (loss)									$ (568)	$ 11,854	$ (2,925)